CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 5 – CONVERTIBLE NOTES PAYABLE

During the year ended December 31, 2022, the Company entered into several convertible note payable agreements with certain investors totaling $675. The notes accrue interest at 6% per annum, are unsecured and are due by April 2025. If the Company does not close an IPO transaction within 12 months of the date of the note, the Company will have the choice of paying off the principal plus all accrued and unpaid interest, or the note’s principal balance will increase to 110% of its original balance. The notes are convertible at the option of the noteholders into shares of the Company’s common stock at a price per share as defined in the agreement or will automatically be converted into shares of the Company’s common stock at 60% of the IPO price per share upon the closing of an IPO transaction. The net proceeds to the Company relating to the convertible notes, was $564. As of December 31, 2022, $675 of principal was outstanding on the notes, in addition to $17 of accrued and unpaid interest.

During the year ended December 31, 2023, no principal or interest payments were made on the notes and the notes accrued interest of $43. As the Company did not close its IPO transaction within 12 months of the date of the notes, the notes’ principal balance increased to 110% of their original balance, or an increase of $68. As of December 31, 2023, $743 of principal was outstanding on the notes and $60 of accrued and unpaid interest.

The Company accounted for the $68 increase in the principal balance as a debt discount. During the year ended December 31, 2023, the Company amortized $16 of debt discount, leaving an unamortized balance of $52 at December 31, 2023. Also, in connection with the convertible note agreements, the Company incurred debt issuance costs of $111, which the Company recorded as a debt discount during the year ended December 31, 2022. During the year ended December 31, 2022, the Company amortized $18 of debt discount, leaving an unamortized balance of $93 at December 31, 2022. During the year ended December 31, 2023, the Company amortized $40 of debt discount, leaving an unamortized balance of $53 at December 31, 2023.

As of December 31, 2023, there was a total unamortized balance of $105. During the nine months ended September 30, 2024, as the Company did not close its IPO transaction within 12 months of the date of the notes, a portion of the notes’ principal balance increased to 110% of their original balance, or an increase of $49. The Company accounted for the $49 increase in the principal balance as a debt discount, leaving an unamortized balance of $154 at September 17, 2024. As of September 17, 2024, $792 of principal was outstanding on the notes and $92 of accrued and unpaid interest.

Upon closing of the Company’s IPO, the principal amount of $792, plus the accrued and unpaid interest of $92, automatically converted into 368,371 shares of the Company’s common stock based on the principal and accrued interest due as of September 30, 2024. Also, the unamortized balance of the debt discount of $154 was amortized during the period, leaving no unamortized balance at September 30, 2024. No principal or interest was owed on the notes as of September 30, 2024.

NOTE 6 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable consisted of the following as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
Convertible note payable (a)	$-	$-
Convertible note payable (b)	-	-
Convertible notes payable (c)	675	743

	675	743
Less: current portion	-	-

Convertible notes payable – long - term portion	$675	$743

(a)	In August 2021, the Company entered into a convertible note payable agreement with an individual in the amount of $350. The note accrued interest at 10% per annum, was unsecured and was due the latter of August 2021 or the closing of a proposed merger by the Company. The note was convertible at the option of the noteholder to convert into shares of the Company’s common stock at $4.17 per share. At December 31, 2021, principal of $350 and accrued and unpaid interest of $14, was owed on the note. During the year ended December 31, 2022, the note accrued interest of $23. In 2022, all the principal plus accrued and unpaid interest converted into 92,000 shares of the Company’s common stock based on the principal and accrued interest due on the date of conversion. As of December 31, 2022 and 2023, no principal or accrued interest was outstanding on the note.

(b)	During the year ended December 31, 2022, the Company entered into a convertible note payable agreement with the same individual in the amount of $250. The note accrued interest at 10% per annum, was unsecured and was due upon the closing of a proposed IPO transaction by the Company, or by July 2022, if the IPO transaction has not occurred by that date. The note included an original issue discount (OID) of 8.0%. The note was convertible at the option of the noteholder to convert into shares of the Company’s common stock at $4.17 per share or will be automatically converted into shares of the Company’s common stock at $4.17 per share upon the closing of an IPO transaction. The net proceeds received relating to the agreement were $230.

In connection with the convertible note payable, the Company issued the noteholder a warrant to purchase 150,000 shares of the Company’s common stock for $4.17 per share. The warrant expires in March 2025. The Company calculated the relative fair value of the warrant issued to the noteholder to be $390 using a Black Scholes option pricing model and recognized a debt discount at the date of issuance in the same amount. The note discount is being amortized over the term of the note and the unamortized portion is recognized as a reduction to the carrying amount of the note. As the note matured during the year ended December 31, 2022, the Company amortized the entire amount of the debt discount, leaving no unamortized balance at December 31, 2022. As of December 31, 2022 and 2023, no principal or accrued interest was outstanding on the note.

In 2022, all of the principal plus accrued and unpaid interest from both convertible notes payable above totaling $600 of principal, plus accrued and unpaid interest of $48, converted into 154,782 shares of the Company’s common stock based on the principal and accrued interest due on the date of conversion. As of December 31, 2022 and 2023, no principal or accrued interest was outstanding on the two notes.

(c)	During the year ended December 31, 2022, the Company entered into several convertible note payable agreements with individuals and an entity in the aggregate total of $675. The notes accrue interest at 6% per annum, are unsecured and are due by April 2025. If the Company does not close an IPO transaction within 12 months of the date of the note, the Company will have the choice of paying off the principal plus all accrued and unpaid interest, or the note’s principal balance will increase to 110% of its original balance. The notes are convertible at the option of the noteholders to convert into shares of the Company’s common stock at a price per share as defined in the agreement or will automatically be converted into shares of the Company’s common stock at 60% of the IPO price per share upon the closing of an IPO transaction. The net proceeds relating to the agreements, net of expenses, were $564. As of December 31, 2022, $675 of principal was outstanding on the notes, and $17 of accrued and unpaid interest.

During the year ended December 31, 2023, no principal or interest payments were made on the notes and the notes accrued interest of $43. As the Company did not close its IPO transaction within 12 months of the date of the notes, the notes’ principal balance increased to 110% of their original balance, or an increase of $68. As of December 31, 2023, $743 of principal was outstanding on the notes and $60 of accrued and unpaid interest.

The Company accounted for the $68 increase in the principal balance as a debt discount. During the year ended December 31, 2023, the Company amortized $16 of debt discount, leaving an unamortized balance of $52 at December 31, 2023.

Also in connection with the convertible note agreements, the Company incurred debt issuance costs of $111, which the Company recorded as a debt discount during the year ended December 31, 2022. During the year ended December 31, 2022, the Company amortized $18 of debt discount, leaving an unamortized balance of $93 at December 31, 2022. During the year ended December 31, 2023, the Company amortized $40 of debt discount, leaving an unamortized balance of $53 at December 31, 2023. As of December 31, 2023, there was a total unamortized balance of $105.

In the event the Company closes its IPO, then the principal amount of $743, plus the accrued and unpaid interest of $60, will automatically convert into 334,375 shares of the Company’s common stock based on the principal and accrued interest due as of December 31, 2023.